Information by business segment and by geographic area - Commodity price risk (Details) t in Thousands, $ in Millions	Dec. 31, 2018 USD ($) t	Dec. 31, 2017 t
Iron ore
Information by business segment and by geographic area
Volume of commodity | t	27,000	33,000
Copper
Information by business segment and by geographic area
Volume of commodity | t	78	106
Commodity price risk | Iron ore
Information by business segment and by geographic area
Percentage of change in price of commodities	10.00%
Increase or reduction in net income due to change commodity price | $	$ 185
Commodity price risk | Copper
Information by business segment and by geographic area
Percentage of change in price of commodities	10.00%
Increase or reduction in net income due to change commodity price | $	$ 56